B6 Customer contract related balances	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
B6 Customer contract related balances

Customer contract related balances

Trade receivables, customer finance, contract assets, contract liabilities and deferred sales commissions
	2022	2021
Customer finance credits 1)	5,370	3,287
Trade receivables 2)	48,413	45,399
Contract assets	9,843	10,506
Contract liabilities	42,251	32,834
Deferred sales commissions 3)	754	316

1)	Of the total Customer finance credits balance, SEK 4,955 (2,719) million is current
2)	Total trade receivables include SEK 70 (0) million relating to associated companies.
3)
Of the total Deferred sales commissions balance SEK 345 (316) million is current. The non-current
balance is presented within Other financial assets,
non-current
(see note F3 “Financial assets,
non-current”)
and the current balance is presented within Other current receivables (see note B7 “Other current receivables”).

Deferred sales commissions amortized in the year is SEK 288 (143) million. There were no material impairment losses incurred in 2022 and 2021.
For information about credit risk and impairment of customer contract related balances, see note F1, “Financial risk management.”

Revenue recognized in the period
	2022	2021
Revenue recognized relating to the opening contract liability balance	25,601	19,745
Revenue recognized relating to performance obligations satisfied, or partially satisfied, in prior reporting periods	(7)	(186)
Revenue recognized relating to perf
orman
ce obligations satisfied, or partially satisfied, in prior reporting periods is a net adjustment that relates to contract modifications, retrospective price adjustments, settlement and adjustments to variable consideration based on actual measurements concluded in the period.

Transaction price allocated to the remaining performance obligations
	2022	2021
Aggregate amount of transaction price allocated to unsatisfied, or partially unsatisfied, performance obligations	169,609	138,234
The Company expects that the transaction price allocated to the remaining performance obligations will be converted into revenue in accordance with the following approximation: 65% in 2023, 15% in 2024 and remaining 20% in 2025 and beyond.